Commitments	12 Months Ended
Dec. 31, 2018
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Commitments

NOTE 28—COMMITMENTS

Non-cancellable operating leases commitments

The Group leases various buildings, machinery, and equipment under operating lease agreements. Total rent expense was €31 million for the year ended December 31, 2018 (€27 million for the year ended December 31, 2017 and €27 million for the year ended December 31, 2016).

The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Less than 1 year	24	19
1 to 5 years	63	49
More than 5 years	46	40

Total non-cancellable operating leases minimum payments	133	108

Capital expenditures commitments

(in millions of Euros)	At December 31, 2018	At December 31, 2017
Computer Software	1	2
Property, plant and equipment	123	99

Total capital expenditure commitments	124	101